34. ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets and liabilities classified as held for sale [line items]
Prior equity interest - Assets held for sale	R$ (1,850)
Proceeds from disposal of equity interest	625
Remeasurement at fair value of remaining equity interest	1,525
Others	9
Effects on the income statement, before taxes	309
Income tax and social contribution tax	(85)
Net income after tax for the year from discontinued operations	224	R$ 363
Light [Member]
Disclosure of assets and liabilities classified as held for sale [line items]
Prior equity interest - Assets held for sale	(1,060)
Remeasurement at fair value of remaining equity interest	1,258
Effects on the income statement, before taxes	198
Income tax and social contribution tax	(47)
Net income after tax for the year from discontinued operations	151
Lightger [Member]
Disclosure of assets and liabilities classified as held for sale [line items]
Prior equity interest - Assets held for sale	(126)
Remeasurement at fair value of remaining equity interest	128
Effects on the income statement, before taxes	2
Income tax and social contribution tax
Net income after tax for the year from discontinued operations	2
Guanhaes [Member]
Disclosure of assets and liabilities classified as held for sale [line items]
Prior equity interest - Assets held for sale	(141)
Remeasurement at fair value of remaining equity interest	131
Others	4
Effects on the income statement, before taxes	(6)
Income tax and social contribution tax
Net income after tax for the year from discontinued operations	(6)
Axxion [Member]
Disclosure of assets and liabilities classified as held for sale [line items]
Prior equity interest - Assets held for sale	(4)
Remeasurement at fair value of remaining equity interest	4
Others	5
Effects on the income statement, before taxes	5
Income tax and social contribution tax
Net income after tax for the year from discontinued operations	5
Itaocara [Member]
Disclosure of assets and liabilities classified as held for sale [line items]
Prior equity interest - Assets held for sale	(4)
Remeasurement at fair value of remaining equity interest	4
Effects on the income statement, before taxes
Income tax and social contribution tax
Net income after tax for the year from discontinued operations
Profit Loss on Disposal Of Equity Interest [Member] | Light [Member]
Disclosure of assets and liabilities classified as held for sale [line items]
Prior equity interest - Assets held for sale	(515)
Proceeds from disposal of equity interest	625
Effects on the income statement, before taxes	110
Income tax and social contribution tax	(38)
Net income after tax for the year from discontinued operations	R$ 72